Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2025
After March 2025
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer	0.11%	[1]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[2]
March 2025
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer	0.11%	[1]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[2]
March 2025 | Basel III
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Leverage ratio buffer	50.00%
March 2027
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%

[1]	Figures assume that the countercyclical capital buffer will continue to be 0.11% after March 2025.
[2]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.